Staff expenses	12 Months Ended
Dec. 31, 2019
Classes Of Employee Benefits Expense [abstract]
Staff expenses
27 Staff expenses

Staff expenses
	2019	2018	2017
Salaries	3,572	3,287	3,273
Pension costs and other staff-related benefit costs	366	385	381
Social security costs	530	509	499
Share-based compensation arrangements	41	49	74
External employees	974	901	716
Education	64	87	76
Other staff costs	208	202	183
	5,755	5,420	5,202

Number of employees
	Netherlands			International			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Total average numberof internal employees at full time equivalent basis	14,415	13,600	13,141	39,016	38,633	38,363	53,431	52,233	51,504

Share-based compensation arrangements include EUR 38 million (2018: EUR 46 million; 2017: EUR 69 million) relating to equity-settled share-based payment arrangements and EUR 3 million (2018: EUR 3 million; 2017: EUR 5 million) relating to cash-settled share-based payment arrangements.

Remuneration of senior management, Executive Board and Supervisory Board

Reference is made to Note 50 ‘Related parties’.

Stock option and share plans

ING Groep N.V. has granted option rights on ING Groep N.V. shares and conditional rights on shares to a number of senior executives (members of the Executive Board, general managers and other officers nominated by the Executive Board), and to a considerable number of employees of ING Group. The purpose of the option and share schemes, apart from promoting a lasting growth of ING Group, is to attract, retain and motivate senior executives and staff.

ING grants four types of share awards, deferred shares, performance shares and upfront shares, which form part of the variable remuneration offering via the Long term Sustainable Performance Plan (LSPP), as well as fixed shares. The entitlement to the LSPP share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. Additionally, a condition before vesting was applied to performance shares until 2018. As of 2019, this performance condition is no longer applicable. Upfront and deferred shares awarded to the Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, a minimum retention of 12 months applies. ING has the authority to apply a hold back to awarded but unvested shares and a claw-back to vested shares.

In addition to the LSPP share awards, ING also pays a number of senior employees fixed shares. The number of shares are determined each month from a cash value that forms part of the employee fixed remuneration. The shares are immediately vested to the employee, but have a minimum holding requirement of two years before the employee can dispose of the shares. The fixed shares are not subject to holdback or clawback.

The share awards granted in 2019 relate to the performance year 2018. In 2019, no share awards (2018: 31,743; 2017: 54,768) were granted to the members of the Executive Board of ING Groep N.V., and 2,837 share awards (2018: 80,036; 2017: 104,449) were granted to the Management Board Banking (related to pre-board service period). To senior management and other employees 2,167,817 share awards (2018: 3,989,214; 2017: 4,846,903) were granted.

Every year, the ING Group Executive Board decides whether the option and share schemes are to be continued and, if so, to what extent. In 2010, the Group Executive Board decided not to continue the option scheme as from 2011. The existing option schemes will run off in the coming year as the option rights will expire in 2020.

The option rights are valid for a period of ten years. Option rights that are not exercised within this period, lapse. Option rights granted will remain valid until the expiry date, even if the option scheme is discontinued. The option rights are subject to certain conditions, including a pre-determined continuous period of service. The exercise prices of the options are the same as the quoted prices of ING Groep N.V. shares at the date on which the options are granted.

The obligations with regard to the existing stock option plan and the share plans will be funded either by cash or by newly issued shares at the discretion of ING Group.

Changes in option rights outstanding
	Options outstanding			Weighted average exercise price
	(in numbers)			(in euros)
	2019	2018	2017	2019	2018	2017
Opening balance	5,123,853	15,141,980	25,574,912	5.69	12.36	15.53
Exercised	–2,186,316	–827,755	–2,216,764	4.40	5.91	5.89
Forfeited	–45,852	–89,816	–168,007	7.01	8.09	14.26
Expired	–535,342	–9,100,556	–8,048,161	3.51	16.75	24.18
Closing balance	2,356,343	5,123,853	15,141,980	7.35	5.69	12.36

As per 31 December 2019, total options outstanding consists of 1,733,349 options (2018: 3,754,976; 2017: 10,156,219) relating to equity-settled share-based payment arrangements and 622,994 options (2018: 1,368,877; 2017: 4,985,761) relating to cash-settled share-based payment arrangements.

The weighted average share price at the date of exercise for options exercised during 2019 is EUR 10.89 (2018: EUR 13.65; 2017: 13.81). All option rights are vested.

Summary of stock options outstanding and exercisable
	Options outstanding and exercisable as at 31 December			Weighted average remaining contractual life			Weighted average exercise price
Range of exercise price in euros	2019	2018	2017	2019	2018	2017	2019	2018	2017
0.00 – 5.00		1,930,068	2,294,423		0.21	1.21		2.88	2.88
5.00 – 10.00	2,356,343	3,193,785	3,754,542	0.22	1.21	2.21	7.35	7.38	7.38
10.00 – 15.00			110,086			0.71			14.35
15.00 – 20.00			8,982,929			0.21			16.84
	2,356,343	5,123,853	15,141,980

All options outstanding are exercisable. As at 31 December 2019, the aggregate intrinsic value of options outstanding and exercisable is EUR 8 million (2018: EUR 19 million; 2017: EUR 59 million).

Cash received from stock option exercises for the year ended 31 December 2019 is EUR 7 million (2018: EUR 4 million; 2017: EUR 10 million).

Changes in share awards
	Share awards			Weighted average grant date fair value
	(in numbers)			(in euros)
	2019	2018	2017	2019	2018	2017
Opening balance	5,854,999	7,222,279	8,382,963	11.62	11.46	10.44
Granted	2,170,654	4,100,993	5,006,120	10.04	12.50	13.20
Performance effect	–	341,623	379,934	11.12	11.65	10.47
Vested	–3,945,020	–5,565,093	–6,328,318	11.23	12.05	11.40
Forfeited	–223,585	–244,803	–218,420	11.39	11.52	10.83
Closing balance	3,857,048	5,854,999	7,222,279	11.14	11.62	11.46

As at 31 December 2019 the share awards consists of 3,346,004 share awards (2018: 5,211,339; 2017: 6,416,705) relating to equity-settled share-based payment arrangements and 511,044 share awards (2018: 643,660; 2017: 805,574) relating to cash-settled share-based payment arrangements.

The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. The fair value calculation takes into account the current stock prices, expected volatities and the dividend yield of ING shares.

As at 31 December 2019, total unrecognised compensation costs related to share awards amount to EUR 15 million (2018: EUR 29 million; 2017: EUR 37 million). These costs are expected to be recognised over a weighted average period of 1.4 years (2018: 1.4 years; 2017: 1.4 years).